Equity and Other Equity Items	12 Months Ended
Mar. 31, 2020
Equity [abstract]
Equity and Other Equity Items
Equity and Other Equity Items

	Thousands of Shares For the Year Ended March 31
	2019	2020
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	794,688	1,565,006
Exercise of stock options	15	18
Issuance of shares (Note 31)	770,303	11,350
As of the end of the year	1,565,006	1,576,374

The shares issued by the Company are ordinary shares with no par value that have no restrictions on any rights. The number of treasury shares included in the above shares issued was 13,379 thousand shares, 10,226 thousand shares, and 18,608 thousand shares as of April 1, 2018, March 31, 2019, and 2020, respectively. The number of treasury shares as of March 31, 2019 and 2020 includes 9,976 thousand shares and 18,353 thousand shares, respectively, held by the Employee Stock Ownership Plan (“ESOP”) Trust and the Board Incentive Plan (“BIP”) Trust. The ESOP and BIP Trust acquired 12,343 thousand shares and sold 3,966 thousand shares during the year ended March 31, 2020.
During the year ended March 31, 2019, the Company issued 770,303 thousand ordinary shares to fund the acquisition of Shire (Note 31).
During the year ended March 31, 2020, the Company issued 11,350 thousand shares through third-party allotment to the Master Trust Bank of Japan, Ltd., which is the trust account for Takeda’s ESOP subsidiary. The issuance of these shares resulted in an increase in share capital of 24,505 million JPY and share premium of 24,505 million JPY. The Master Trust Bank of Japan is a co-trustee of the ESOP. This issuance was approved by the resolution of our Board of Directors. These shares were reacquired by the Company from the ESOP trust for distribution of share-based compensation awards. The reacquisition of the shares resulted in an increase in treasury shares of 49,009 million JPY in the consolidated statements of financial position.

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2017, to March 31, 2018
Q1 2017	¥71,133	¥90.00	March 31, 2017	June 29, 2017
Q3 2017	71,165	90.00	September 30, 2017	December 1, 2017
April 1, 2018, to March 31, 2019
Q1 2018	71,507	90.00	March 31, 2018	June 29, 2018
Q3 2018	71,509	90.00	September 30, 2018	December 3, 2018
April 1, 2019, to March 31, 2020
Q1 2019	140,836	90.00	March 31, 2019	June 28, 2019
Q3 2019	141,857	90.00	September 30, 2019	December 2, 2019
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2020, to March 31, 2021
Q1 2020	¥141,858	¥90.00	March 31, 2020	June 25, 2020